Company information - Company to present the results of LEGEND Phase (Details)	Nov. 18, 2024	Mar. 18, 2024 item g	Jun. 13, 2023 g
Phase II clinical trial evaluating lanifibranor in patients with T2D and nonalcoholic fatty liver disease
Collaborative Arrangements
Demonstrated reduction of hepatic fat measured by proton magnetic resonance spectroscopy			44.00%
Duration of clinical trial			168 days
Percentage of liver triglyceride reduction achieved in a higher proportion of patients			30.00%
Daily dose of lanifibranor in trial		0.80	800,000
Percentage of patients hemoglobin levels	50.00%
Specific percentage of hemoglobin level	6.50%
Percentage of patients On lanifibranor alone	58.00%
Percentage of reduction of placebo group	0.00%
LEGEND Phase IIa combination trial with lanifibranor and empagliflozin in patients with MASH/NASH and T2D
Collaborative Arrangements
Number of patients in main cohort | item		63
Daily dose of lanifibranor in trial		0.80
Daily dose of empagliflozin in trial		0.01
Treatment period under study		168 days
Minimum | Phase II clinical trial evaluating lanifibranor in patients with T2D and nonalcoholic fatty liver disease
Collaborative Arrangements
Percentage reduction in results on treatments	1.00%
Minimum | LEGEND Phase IIa combination trial with lanifibranor and empagliflozin in patients with MASH/NASH and T2D
Collaborative Arrangements
Demonstrated reduction of hepatic fat measured by proton magnetic resonance spectroscopy		30.00%
Patients treated with lanifibranor | LEGEND Phase IIa combination trial with lanifibranor and empagliflozin in patients with MASH/NASH and T2D
Collaborative Arrangements
Percentage reduction in results on treatments		1.14%
Reduction in hepatic steatosis (in percent)		(47.00%)
Percentage of patients showing significant reduction in hepatic fat		83.00%
Significant relative reduction in VAT/SAT ratio (in percent)		(5.00%)
Patients treated with lanifibranor in combination with empagliflozin | Phase II clinical trial evaluating lanifibranor in patients with T2D and nonalcoholic fatty liver disease
Collaborative Arrangements
Percentage of patients On combination therapy	80.00%
Patients treated with lanifibranor in combination with empagliflozin | LEGEND Phase IIa combination trial with lanifibranor and empagliflozin in patients with MASH/NASH and T2D
Collaborative Arrangements
Percentage reduction in results on treatments		1.59%
Reduction in hepatic steatosis (in percent)		(38.00%)
Percentage of patients showing significant reduction in hepatic fat		67.00%
Significant relative reduction in VAT/SAT ratio (in percent)		(17.00%)
Patients treated with placebo | LEGEND Phase IIa combination trial with lanifibranor and empagliflozin in patients with MASH/NASH and T2D
Collaborative Arrangements
Demonstrated reduction of hepatic fat measured by proton magnetic resonance spectroscopy		0.00%
Percentage of increase observed in the placebo arm		0.26%
Reduction in hepatic steatosis (in percent)		0.00%
Significant relative reduction in VAT/SAT ratio (in percent)		11.00%